Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Related Party Transactions

Rabobank, a financial institution based in the Netherlands, is a 51% owner in the Company’s retail finance joint ventures, which are located in the United States, Canada, Germany, France, the United Kingdom, Austria, Ireland, the Netherlands, Denmark, Italy, Sweden, Brazil, Argentina and Australia. Rabobank is also the principal agent and participant in the Company’s revolving credit facility (Note 7). The majority of the assets of the Company’s retail finance joint ventures represents finance receivables. The majority of the liabilities represents notes payable and accrued interest. Under the various joint venture agreements, Rabobank or its affiliates provide financing to the joint venture companies, primarily through lines of credit. During 2011 and 2010, the Company made a total of approximately $8.3 million and $25.4 million, respectively, of investments in its retail finance joint ventures in Germany, the Netherlands and Brazil, primarily related to additional capital required as a result of increased retail finance portfolios during 2011 and 2010.

The Company’s retail finance joint ventures provide retail financing and wholesale financing to its dealers. The terms of the financing arrangements offered to the Company’s dealers are similar to arrangements the retail finance joint ventures provide to unaffiliated third parties. In addition, the Company transfers, on an ongoing basis, substantially all of its wholesale interest-bearing and non-interest bearing accounts receivable in North America to its retail finance joint ventures in the United States and Canada. The Company also transfers on an ongoing basis, a majority of its wholesale receivables in Germany, France, Austria, Norway and Sweden to the relevant retail finance joint ventures in those countries (Note 4). The Company maintains a remarketing agreement with its U.S. retail finance joint venture (Note 12). In addition, as part of sales incentives provided to end users, the Company may from time to time subsidize interest rates of retail financing provided by its retail finance joint ventures. The cost of those programs is recognized at the time of sale to the Company’s dealers